John Hancock
Premium Dividend Fund
Quarterly portfolio holdings 1/31/2025

Fund’s investments
As of 1-31-25 (unaudited)
	Shares	Value
Common stocks 68.7% (44.0% of Total investments)		$447,552,520
(Cost $387,043,096)
Communication services 7.5%		48,734,469
Diversified telecommunication services 7.5%
AT&T, Inc. (A)(B)	1,091,919	25,911,233
Verizon Communications, Inc. (B)	579,417	22,823,236
Consumer staples 2.0%		13,020,000
Tobacco 2.0%
Philip Morris International, Inc. (B)	100,000	13,020,000
Energy 11.8%		76,820,427
Oil, gas and consumable fuels 11.8%
BP PLC, ADR	590,950	18,354,907
Enbridge, Inc.	281,200	12,159,088
Kinder Morgan, Inc. (B)	934,001	25,666,347
ONEOK, Inc. (B)	100,500	9,765,585
South Bow Corp.	455,000	10,874,500
Financials 1.3%		8,394,524
Banks 1.3%
Columbia Banking System, Inc. (B)	300,879	8,394,524
Materials 0.7%		4,459,200
Metals and mining 0.7%
Vale SA, ADR (A)(B)	480,000	4,459,200
Real estate 1.4%		9,374,400
Specialized REITs 1.4%
Crown Castle, Inc. (B)	105,000	9,374,400
Utilities 44.0%		286,749,500
Electric utilities 27.0%
American Electric Power Company, Inc. (B)	140,000	13,770,400
Duke Energy Corp. (B)	175,000	19,598,250
Entergy Corp. (B)	220,000	17,837,600
Evergy, Inc. (B)	245,000	15,721,650
Eversource Energy (B)	234,033	13,499,023
Exelon Corp. (B)	230,000	9,200,000
FirstEnergy Corp. (B)	415,000	16,517,000
OGE Energy Corp. (B)	445,000	18,792,350
Pinnacle West Capital Corp. (B)	70,000	6,087,200
PPL Corp. (B)	565,000	18,984,000
The Southern Company (B)	135,000	11,333,250
TXNM Energy, Inc. (B)	295,000	14,263,250
Gas utilities 2.8%
Spire, Inc. (B)	200,000	14,192,000
UGI Corp. (B)	140,000	4,302,200
Independent power and renewable electricity producers 1.2%
The AES Corp. (B)	710,086	7,810,946
Multi-utilities 13.0%
Algonquin Power & Utilities Corp.	1,742,584	7,737,073
Dominion Energy, Inc. (B)	268,800	14,942,592
DTE Energy Company (B)	105,000	12,587,400
National Grid PLC, ADR (A)(B)	199,166	12,228,792
2	JOHN HANCOCK PREMIUM DIVIDEND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Utilities (continued)
Multi-utilities (continued)
NiSource, Inc. (B)	230,000	$8,579,000
Public Service Enterprise Group, Inc. (B)	200,000	16,708,000

Sempra (B)	145,394	12,057,524
Preferred securities (C) 44.1% (28.3% of Total investments)		$287,115,638
(Cost $297,679,546)
Consumer discretionary 0.6%		4,059,000
Broadline retail 0.6%
QVC, Inc., 6.250%	330,000	4,059,000
Financials 32.5%		212,019,446
Banks 11.3%
Bank of America Corp., 5.000% (B)	48,825	1,053,644
Bank of America Corp., 7.250%	6,000	7,344,000
Citizens Financial Group, Inc., 7.375% (B)	323,425	8,609,574
Fulton Financial Corp., 5.125% (B)	197,400	3,829,560
Huntington Bancshares, Inc., 6.875% (6.875% to 4-15-28, then 5 Year CMT + 2.704%) (B)	261,075	6,631,305
KeyCorp, 5.650% (B)	98,925	2,146,673
KeyCorp, 6.125% (6.125% to 12-15-26, then 3 month CME Term SOFR + 4.154%) (B)	80,000	1,984,000
KeyCorp, 6.200% (6.200% to 12-15-27, then 5 Year CMT + 3.132%) (B)	134,275	3,280,338
M&T Bank Corp., 7.500% (B)	325,000	8,749,000
Regions Financial Corp., 4.450% (B)	293,250	5,263,838
Synovus Financial Corp., 7.916% (3 month CME Term SOFR + 3.614%) (B)(D)	74,850	1,889,214
Synovus Financial Corp., 8.397% (5 Year CMT + 4.127%) (B)(D)	253,000	6,534,990
Wells Fargo & Company, 7.500%	14,000	16,644,600
Capital markets 6.9%
Affiliated Managers Group, Inc., 6.750% (B)	309,200	7,692,896
Brookfield Finance, Inc., 4.625% (B)	170,000	2,871,300
Carlyle Finance LLC, 4.625% (B)	53,575	988,995
Morgan Stanley, 6.375% (B)	344,227	8,646,982
Morgan Stanley, 6.500% (B)	279,000	7,173,090
Morgan Stanley, 6.625% (B)	145,050	3,771,300
Morgan Stanley, 7.125% (B)	190,075	4,852,615
TPG Operating Group II LP, 6.950% (B)	349,525	8,811,525
Consumer finance 1.7%
Capital One Financial Corp., 5.000% (B)	124,350	2,495,705
Synchrony Financial, 8.250% (8.250% to 5-15-29, then 5 Year CMT + 4.044%) (B)	325,825	8,474,708
Financial services 3.0%
Apollo Global Management, Inc., 7.625% (7.625% to 12-15-28, then 5 Year CMT + 3.226%) (B)	437,250	11,766,398
Corebridge Financial, Inc., 6.375% (B)	286,650	7,063,056
Jackson Financial, Inc., 8.000% (8.000% to 3-30-28, then 5 Year CMT + 3.728%) (B)	40,000	1,070,400
Insurance 9.6%
American National Group, Inc., 6.625% (6.625% to 9-1-25, then 5 Year CMT + 6.297%)	207,525	5,235,856
American National Group, Inc., 7.375%	329,750	8,589,988
American National Group, Inc., 8.566% (5 Year CMT + 4.322%) (D)	72,220	1,835,110
Aspen Insurance Holdings, Ltd., 7.000%	271,450	6,881,258
Athene Holding, Ltd., 6.350% (6.350% to 6-30-29, then 3 month LIBOR + 4.253%) (B)	349,213	8,587,148
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK PREMIUM DIVIDEND FUND	3

	Shares	Value
Financials (continued)
Insurance (continued)
Brighthouse Financial, Inc., 6.600% (B)	125,485	$2,657,772
Enstar Group, Ltd., 7.000% (7.000% to 9-1-28, then 3 month LIBOR + 4.015%) (B)	55,875	1,130,351
F&G Annuities & Life, Inc., 7.300%	246,050	6,138,948
F&G Annuities & Life, Inc., 7.950%	300,100	7,901,633
Lincoln National Corp., 9.000% (B)	330,275	8,983,480
The Allstate Corp., 7.375% (B)	166,975	4,438,196
Industrials 0.4%		2,357,607
Aerospace and defense 0.4%
The Boeing Company, 6.000%	39,300	2,357,607
Information technology 0.7%		4,508,338
Technology hardware, storage and peripherals 0.7%
Hewlett Packard Enterprise Company, 7.625%	73,750	4,508,338
Utilities 9.9%		64,171,247
Electric utilities 8.1%
Duke Energy Corp., 5.750% (B)	199,700	4,974,527
NextEra Energy, Inc., 6.926%	104,200	4,322,216
NextEra Energy, Inc., 7.234%	135,000	6,029,100
NSTAR Electric Company, 4.250% (B)	13,347	947,770
NSTAR Electric Company, 4.780% (B)	100,000	8,003,250
SCE Trust II, 5.100% (B)	536,770	9,447,152
SCE Trust VI, 5.000% (B)	224,255	3,866,156
SCE Trust VII, 7.500% (B)	400,000	9,332,000
SCE Trust VIII, 6.950% (B)	217,275	4,869,133
Union Electric Company, 3.700% (B)	12,262	760,244
Gas utilities 0.7%
Spire, Inc., 5.900% (B)	183,775	4,474,921
Multi-utilities 1.1%
Algonquin Power & Utilities Corp., 8.574% (3 month CME Term SOFR + 4.272% to 7-1-29, then 3 month CME Term SOFR + 4.522% to 7-1-49, then 3 month CME Term SOFR + 5.272%) (D)	240,675	6,089,078
Sempra, 5.750% (B)	45,000	1,055,700

	Rate (%)	Maturity date	Par value^	Value
Corporate bonds 40.5% (26.0% of Total investments)				$264,111,193
(Cost $260,367,509)
Consumer discretionary 1.0%				6,465,779
Automobiles 1.0%
General Motors Financial Company, Inc. (6.500% to 9-30-28, then 3 month LIBOR + 3.436%) (E)	6.500	09-30-28	6,546,000	6,465,779
Energy 3.1%				20,325,595
Oil, gas and consumable fuels 3.1%
Enbridge, Inc. (6.250% to 3-1-28, then 3 month CME Term SOFR + 3.903% to 3-1-48, then 3 month CME Term SOFR + 4.653%)	6.250	03-01-78	10,000,000	9,880,987
Enbridge, Inc. (7.200% to 6-27-34, then 5 Year CMT + 2.970%)	7.200	06-27-54	3,525,000	3,609,181
Enbridge, Inc. (7.375% to 1-15-28, then 5 Year CMT + 3.708% to 1-15-33, then 5 Year CMT + 3.958% to 1-15-48, then 5 Year CMT + 4.708%)	7.375	01-15-83	3,304,000	3,369,426
Enbridge, Inc. (8.500% to 1-15-34, then 5 Year CMT + 4.431% to 1-15-54, then 5 Year CMT + 5.181%)	8.500	01-15-84	3,130,000	3,466,001
4	JOHN HANCOCK PREMIUM DIVIDEND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials 31.6%				$206,003,813
Banks 21.6%
Bank of America Corp. (5.875% to 3-15-28, then 3 month CME Term SOFR + 3.193%) (B)(E)	5.875	03-15-28	5,800,000	5,816,426
Bank of America Corp. (6.125% to 4-27-27, then 5 Year CMT + 3.231%) (A)(B)(E)	6.125	04-27-27	13,000,000	13,144,651
Citigroup, Inc. (7.375% to 5-15-28, then 5 Year CMT + 3.209%) (E)	7.375	05-15-28	8,095,000	8,401,412
Citigroup, Inc. (7.625% to 11-15-28, then 5 Year CMT + 3.211%) (E)	7.625	11-15-28	10,225,000	10,711,229
Citizens Financial Group, Inc. (3 month CME Term SOFR + 3.265%) (D)(E)	7.561	04-06-25	18,000,000	17,864,991
Citizens Financial Group, Inc. (3 month CME Term SOFR + 3.419%) (D)(E)	7.715	04-06-25	5,285,000	5,245,705
CoBank ACB (6.450% to 10-1-27, then 5 Year CMT + 3.487%) (E)	6.450	10-01-27	7,000,000	7,030,303
CoBank ACB (7.250% to 7-1-29, then 5 Year CMT + 2.880%) (E)	7.250	07-01-29	4,300,000	4,388,305
Comerica, Inc. (5.625% to 10-1-25, then 5 Year CMT + 5.291%) (E)	5.625	07-01-25	5,740,000	5,720,709
JPMorgan Chase & Co. (6.875% to 6-1-29, then 5 Year CMT + 2.737%) (A)(B)(E)	6.875	06-01-29	6,445,000	6,727,729
KeyCorp (5.000% to 9-15-26, then 3 month CME Term SOFR + 3.868%) (E)	5.000	09-15-26	4,253,000	4,151,412
M&T Bank Corp. (3.500% to 9-1-26, then 5 Year CMT + 2.679%) (E)	3.500	09-01-26	3,850,000	3,628,408
The PNC Financial Services Group, Inc. (6.000% to 5-15-27, then 5 Year CMT + 3.000%) (B)(E)	6.000	05-15-27	11,285,000	11,294,017
The PNC Financial Services Group, Inc. (6.200% to 9-15-27, then 5 Year CMT + 3.238%) (B)(E)	6.200	09-15-27	12,680,000	12,789,606
The PNC Financial Services Group, Inc. (6.250% to 3-15-30, then 7 Year CMT + 2.808%) (A)(B)(E)	6.250	03-15-30	6,100,000	6,127,139
Wells Fargo & Company (6.850% to 9-15-29, then 5 Year CMT + 2.767%) (E)	6.850	09-15-29	5,350,000	5,493,615
Wells Fargo & Company (7.625% to 9-15-28, then 5 Year CMT + 3.606%) (A)(B)(E)	7.625	09-15-28	11,301,000	12,021,382
Capital markets 4.8%
State Street Corp. (6.700% to 3-15-29, then 5 Year CMT + 2.613%) (A)(B)(E)	6.700	03-15-29	4,332,000	4,416,899
The Goldman Sachs Group, Inc. (6.125% to 11-10-34, then 10 Year CMT + 2.400%) (E)	6.125	11-10-34	5,896,000	5,758,981
The Goldman Sachs Group, Inc. (7.500% to 2-10-29, then 5 Year CMT + 3.156%) (E)	7.500	02-10-29	12,857,000	13,563,762
The Goldman Sachs Group, Inc. (7.500% to 5-10-29, then 5 Year CMT + 2.809%) (E)	7.500	05-10-29	7,308,000	7,652,031
Consumer finance 0.6%
Discover Financial Services (6.125% to 9-23-25, then 5 Year CMT + 5.783%) (E)	6.125	06-23-25	3,750,000	3,750,446
Insurance 4.6%
Athene Holding, Ltd. (6.625% to 10-15-34, then 5 Year CMT + 2.607%)	6.625	10-15-54	3,400,000	3,383,223
Global Atlantic Financial Company (7.950% to 10-15-29, then 5 Year CMT + 3.608%) (F)	7.950	10-15-54	6,000,000	6,275,268
SBL Holdings, Inc. (6.500% to 11-13-26, then 5 Year CMT + 5.620%) (E)(F)	6.500	11-13-26	10,000,000	9,270,399
SBL Holdings, Inc. (7.000% to 5-13-25, then 5 Year CMT + 5.580%) (E)(F)	7.000	05-13-25	11,549,000	11,375,765
Industrials 0.9%				5,627,439
Trading companies and distributors 0.9%
Air Lease Corp. (6.000% to 12-15-29, then 5 Year CMT + 2.560%) (E)	6.000	09-24-29	5,751,000	5,627,439
Utilities 3.9%				25,688,567
Electric utilities 2.9%
Edison International (5.000% to 3-15-27, then 5 Year CMT + 3.901% to 3-15-32, then 5 Year CMT + 4.151% to 3-15-47, then 5 Year CMT + 4.901%) (E)	5.000	12-15-26	4,601,000	4,127,172
Edison International (5.375% to 3-15-26, then 5 Year CMT + 4.698%) (E)	5.375	03-15-26	9,835,000	9,057,629
Entergy Corp. (7.125% to 12-1-29, then 5 Year CMT + 2.670%) (B)	7.125	12-01-54	5,600,000	5,709,172
Multi-utilities 1.0%

Dominion Energy, Inc. (4.350% to 4-15-27, then 5 Year CMT + 3.195%) (E)	4.350	01-15-27	7,000,000	6,794,594
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK PREMIUM DIVIDEND FUND	5

	Rate (%)	Maturity date	Par value^	Value

Capital preferred securities (G) 1.2% (0.8% of Total investments)				$7,635,763
(Cost $9,141,705)
Financials 1.2%				7,635,763
Insurance 1.2%
MetLife Capital Trust IV (7.875% to 12-15-37, then 3 month CME Term SOFR + 4.222%) (B)(F)	7.875	12-15-67	6,990,000	7,635,763

	Yield (%)	Shares	Value
Short-term investments 1.5% (0.9% of Total investments)			$9,432,173
(Cost $9,432,105)
Short-term funds 1.5%			9,432,173
John Hancock Collateral Trust (H)	4.2301(I)	942,897	9,432,173

Total investments (Cost $963,663,961) 156.0%	$1,015,847,287
Other assets and liabilities, net (56.0%)	(364,471,438)
Total net assets 100.0%	$651,375,849

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund unless otherwise indicated.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
ADR	American Depositary Receipt
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
(A)	All or a portion of this security is on loan as of 1-31-25, and is a component of the fund’s leverage under the Liquidity Agreement. The value of securities on loan amounted to $48,819,969.
(B)	All or a portion of this security is pledged as collateral pursuant to the Liquidity Agreement. Total collateral value at 1-31-25 was $661,775,538.
(C)	Includes preferred stocks and hybrid securities with characteristics of both equity and debt that pay dividends on a periodic basis.
(D)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(E)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(F)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(G)	Includes hybrid securities with characteristics of both equity and debt that trade with, and pay, interest income.
(H)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(I)	The rate shown is the annualized seven-day yield as of 1-31-25.
The fund had the following country composition as a percentage of total investments on 1-31-25:
United States	89.9%
Canada	5.9%
United Kingdom	3.0%
Other countries	1.2%
TOTAL	100.0%
6	JOHN HANCOCK PREMIUM DIVIDEND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

DERIVATIVES
SWAPS
Interest rate swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	187,000,000	USD	Fixed 3.662%	USD SOFR Compounded OIS(a)	Semi-Annual	Quarterly	May 2026	—	$1,450,771	$1,450,771
Centrally cleared	93,000,000	USD	Fixed 3.473%	USD SOFR Compounded OIS(a)	Semi-Annual	Quarterly	May 2026	—	978,941	978,941
Centrally cleared	46,850,000	USD	Fixed 3.817%	USD SOFR Compounded OIS(a)	Semi-Annual	Quarterly	Dec 2026	—	193,654	193,654
								—	$2,623,366	$2,623,366

(a)	At 1-31-25, the overnight SOFR was 4.380%.

Derivatives Currency Abbreviations
USD	U.S. Dollar

Derivatives Abbreviations
OIS	Overnight Index Swap
OTC	Over-the-counter
SOFR	Secured Overnight Financing Rate
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK PREMIUM DIVIDEND FUND	7

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Swaps are generally valued using evaluated prices obtained from an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of January 31, 2025, by major security category or type:
	Total value at 1-31-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks	$447,552,520	$447,552,520	—	—
Preferred securities
Consumer discretionary	4,059,000	4,059,000	—	—
Financials	212,019,446	212,019,446	—	—
Industrials	2,357,607	2,357,607	—	—
Information technology	4,508,338	4,508,338	—	—
Utilities	64,171,247	55,407,753	$8,763,494	—
Corporate bonds	264,111,193	—	264,111,193	—
Capital preferred securities	7,635,763	—	7,635,763	—
Short-term investments	9,432,173	9,432,173	—	—
Total investments in securities	$1,015,847,287	$735,336,837	$280,510,450	—
Derivatives:
Assets
Swap contracts	$2,623,366	—	$2,623,366	—
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates.  Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
8	|

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	942,897	$1,424,990	$44,290,744	$(36,283,642)	$(58)	$139	$55,038	—	$9,432,173
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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